As filed with the Securities and Exchange Commission on December 30, 2002

                                Securities Act Registration No. 333-83419
                        Investment Company Act Registration No. 811-09485

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                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549


                                FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                     Pre-Effective Amendment No. ___   [ ]

                     Post-Effective Amendment No. 11   [X]
                                                 ----
                                 and/or


   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                             Amendment No. 10
                                          ----

                              CHOICE FUNDS
           (Exact Name of Registrant as Specified in Charter)

                     5299 DTC BOULEVARD, SUITE 1150
                        ENGLEWOOD, COLORADO 80111
                (Address of Principal Executive Offices)

   Registrant's Telephone Number, including Area Code:  (303) 488-2200

                       PATRICK S. ADAMS, PRESIDENT
                              CHOICE FUNDS
                     5299 DTC BOULEVARD, SUITE 1150
                        ENGLEWOOD, COLORADO 80111
                 (Name and Address of Agent for Service)

                                Copy to:
                            PHILIP A. FEIGIN
                     ROTHGERBER JOHNSON & LYONS LLP
                      ONE TABOR CENTER, SUITE 3000
                         1200 SEVENTEENTH STREET
                         DENVER, COLORADO 80202

It is proposed that this filing will become effective (check appropriate box):

     [ X ]  immediately upon filing pursuant to paragraph (b)
     [   ]  on ______ pursuant to paragraph (b)
     [   ]  60 days after filing pursuant to paragraph (a)(1)
     [   ]  75 days after filing pursuant to paragraph (a)(2)
     [   ]  on ______ pursuant to paragraph (a)(2) or Rule 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

     [   ]  THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE
FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

Dear Choice Funds Shareholders,


Effective December 31, 2002, CIM Securities, LLC, an SEC registered NASD member broker-dealer, replaced UMB Distribution Services, Inc. as the Distributor for the Choice Focus, Balanced and Long-Short Funds (the "Funds"). CIM Securities, LLC is an affiliate of and wholly owned by Choice Investment Management, LLC, the investment adviser to the Funds. The Choice Funds Board of Trustees approved this change at its meeting held in October 2002.

All references to "Distributor" or UMB Distribution Services, Inc. contained in the Prospectus or Statement of Additional Information for the Funds now refer to CIM Securities, LLC.

This change in Distributor does not affect your account or investment in the Choice Funds. The telephone numbers and addresses for your account remain the same as in the Prospectus.

Please contact us at 800-392-7107 if you have any questions regarding this information.